Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

Note 14. Income Taxes

Loss before income taxes consisted of the followings (in thousands):

	Year Ended December 31,
	2020	2019	2018
Domestic	$(154,290)	$(68,645)	$(56,631)
Foreign	342	736	959
Loss before income taxes	$(153,948)	$(67,909)	$(55,672)

Provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019	2018
Current:
Federal	$(4,124)	$958	$8
State	(20)	(130)	507
Foreign	56	430	268
Total Current	(4,088)	1,258	783
Deferred:
Federal	3	(1,942)	3,805
State	1	1	2,040
Foreign	—	—	—
Total Deferred	4	(1,941)	5,845
Provision for (benefit from) income taxes	$(4,084)	$(683)	$6,628

Enacted on March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act provides emergency assistance and health care response for businesses affected by the 2020 coronavirus pandemic. The CARES Act, among other things, permits net operating loss carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. Additionally, the CARES Act allows net operating losses incurred in 2018, 2019 and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes. In April 2020, we filed a claim to carryback a portion of our 2019 net operating losses to 2017 and received a $7.1 million tax refund in May 2020.

The Company recorded a $6.7 million tax benefit related to the release of a valuation allowance associated with carrying back a portion of our 2019 net operating losses to 2017 that is allowed by the CARES Act.

The provision for (benefit from) income taxes differ from the amounts computed by applying the U.S. federal income tax rate to income (loss) before income taxes for the following reasons:

	Year Ended December 31,
	2020	2019	2018
U.S. federal provision at statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	1.5	1.3	7.4
Foreign income taxes at rates other than the U.S. rate	—	(0.4)	(0.1)
Tax credits	3.0	6.7	4.5
Withholding taxes	(1.7)	(1.5)	—
Permanent items	(1.4)	(0.2)	(0.7)
Uncertain tax benefits	(0.2)	(0.2)	(0.5)
2019 CARES Act impact	4.3	—	—
Prior year return to provision adjustments	(1.7)	(0.1)	0.2
Change in valuation allowance	(22.0)	(25.7)	(43.2)
Other	(0.1)	0.1	(0.5)
Effective tax rate	2.7%	1.0%	(11.9)%

The Company’s effective tax rates differ from the federal statutory rate primarily due to state taxes, research and development credits, valuation allowance, tax impact related to the 2019 CARES Act, and other permanent adjustments.

The Company’s deferred income tax assets and liabilities as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforward	$42,698	$27,325
Tax credits	13,387	5,099
Deferred revenue	224	4,601
Accruals and reserves	3,449	4,336
Inventories	1,850	2,176
Stock-based compensation	16,179	129
Other	117	52
Total deferred tax assets	77,904	43,718
Deferred tax liabilities:
Depreciation and amortization	(1,203)	(1,820)
Prepaids	(1,149)	(427)
Total deferred tax liabilities	(2,352)	(2,247)
Net deferred tax assets before valuation allowance	75,552	41,471
Valuation allowance	(75,558)	(41,473)
Net deferred tax assets (liabilities)	$(6)	$(2)

Income taxes are accounted for using an asset-and-liability approach. Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and operating loss and tax credit carryforwards measured by applying currently enacted tax laws. If applicable, a valuation allowance is provided to reduce net deferred tax assets to an amount that is more likely than not to be realized. Further, the Company establishes liabilities or reduces assets for uncertain tax positions when it believes certain tax positions are not more likely than not of being sustained if challenged. Revaluation of tax positions considers factors such as changes in facts or circumstances, changes in or interpretations of tax law, effectively settled issues under audit or expiration of statute of limitation, and new audit activity.

The Company assesses the realizability of deferred tax assets based on the available evidence, including a history of taxable income and estimates of future taxable income. In assessing the realizability of deferred tax assets, The

Company considers whether it is more likely than not that all or some portion of deferred tax assets will not be realized. Due to the cumulative historical losses generated by the Company and the projected losses in the future, the Company believes it is not more likely than not that all of the deferred tax assets can be realized. Accordingly, the Company established and recorded a net valuation allowance on its deferred tax assets of $75.6 million and $41.5 million as of December 31, 2020 and December 31, 2019, respectively.

Utilization of the net operating loss and tax credit carryforwards may be subject to a substantial annual limitation due to the “ownership change” limitations provided by Section 382 and 383 of the Internal Revenue Code of 1986, as amended, and other similar state provisions. Any annual limitation may result in the expiration of net operating loss and tax credit carryforwards before utilization.

As of December 31, 2020, the Company had $173.5 million of U.S. federal and $105.5 million of state net operating loss carryforwards available to reduce future taxable income, which will be carried forward indefinitely for U.S. federal tax purposes and will expire beginning in 2028 through 2040 for state tax purposes.

The Company also has federal and California research and development tax credit carryforwards of $9.5 million and $5.8 million, respectively. The federal research credit carryforwards will expire in 2036 and California research credits can be carried forward indefinitely. The Company also has federal foreign tax credit carryforwards of $3.5 million that will expire beginning in 2029.

The Company accrues for uncertain tax positions identified, which are not deemed more likely than not to be sustained if challenged, and recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. The Company accrued immaterial interest on uncertain tax benefits associated with unrecognized tax benefits, and had immaterial cumulative interest and penalties as of December 31, 2020 and December 31, 2019.

The Company does not expect that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date. The following table summarizes the aggregate changes in the total gross amount of unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2020	2019	2018
Unrecognized tax benefits as of the beginning of the year	$4,188	$2,824	$1,763
Increases related to prior year tax provisions	400	308	78
Decrease related to prior year tax provisions	—	—	(216)
Increase related to current year tax provisions	1,240	1,282	1,199
Statute lapse	(43)	(226)	—
Unrecognized tax benefits as of the end of the year	$5,785	$4,188	$2,824

The unrecognized tax benefits, if recognized, would impact the income tax provision by $0.5 million, $1.3 million, and $1.6 million as of December 31, 2020, 2019 and 2018, respectively. The remaining unrecognized tax benefits would not impact the income tax provision as there would be an offset by the reversal of related deferred tax assets subject to a full valuation allowance.

The Company’s major tax jurisdictions are the United States and California and the earliest year open for examination is the 2016 tax year. The Company’s 2017 and 2018 tax years are currently under IRS examination. The Company believes that an adequate provision has been made for any adjustments that may result from the tax examination. Although the timing of the resolution, settlement, and closure of the audit is not certain, the Company does not believe it is reasonably possible that the Company’s unrecognized tax benefits will materially change in the next 12 months.